Investment in an equity security (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of investment in an equity security	Investment in an unquoted equity security as of December 31, 2024 and 2023 consisted of the following:
		December 31,
		2024	2023
		US$	US$

K Hub	0.54%	-	100,000

Seamless Group Inc [Member]
Schedule of investment in an equity security	Investment in an unquoted equity security as of December 31, 2023 and 2022 consisted of the following:
		December 31,
		2023	2022
		US$	US$

K Hub	0.54%	100,000	100,000